LEASES - Potential Addition/(Reduction) in Future Cash Flows From Extension Options and/or Termination Options (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	$ 4	$ 4
Potential termination options	(2)	(1)
Potential residual value guarantees	6	7
1 year or less
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	1	1
Potential termination options	0	0
Potential residual value guarantees	1	0
2-3 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	2	2
Potential termination options	(1)	(1)
Potential residual value guarantees	2	1
4-5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	1	0
Potential termination options	0	0
Potential residual value guarantees	2	2
Greater than 5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	0	1
Potential termination options	(1)	0
Potential residual value guarantees	$ 1	$ 4